Commitments and Contingencies - lease cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 51	$ 0	$ 101	$ 0	$ 21
Short term lease cost	6	3	11	9	28
Total lease cost	$ 57	$ 3	$ 112	$ 9	$ 49